ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Payables to investors of online lending platform (i)			$ 1,795,066
Accrued payroll and welfare	$ 1,305,857	$ 1,176,442	1,306,509
Payables to drivers from aggregation platforms (ii)	845,726	806,921	2,352,264
Deposits (iii)	555,513	783,830	1,639,681
Accrued expenses	261,085	94,106	6,090
Payables for expenditures on automobile transaction and related services	26,562	56,222	159,388
Loan repayments received on behalf of financial institutions (iv)	63,989	28,704	839,770
Other taxes payable	113,083	5,260	398,220
Other payables (v)	11,770	2,422	446,670
Total accrued expenses and other liabilities	3,183,585	2,953,907	8,943,658
Continuing Operations [Member]
Total accrued expenses and other liabilities	2,715,209	2,444,367	2,873,227
Discontinued Operations [Member]
Total accrued expenses and other liabilities	$ 468,376	$ 509,540	$ 6,070,431